Loans and Leases (Activity in the Allowance for Loan Losses by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment		$ 2,917
Loans collectively evaluated for impairment	$ 505,234	372,545
Loans acquired with deteriorated credit quality	1,178	624
Total ending loans and leases balance	506,412	376,086
Allowance for loan losses, attributable to loans individually evaluated		1,018
Allowance for loan losses, collectively evaluated	2,835	2,327
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment		937
Loans collectively evaluated for impairment	68,072	62,782
Total ending loans and leases balance	68,072	63,719
Allowance for loan losses, attributable to loans individually evaluated		399
Allowance for loan losses, collectively evaluated	501	497
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment		1,980
Loans collectively evaluated for impairment	311,274	216,933
Loans acquired with deteriorated credit quality	984	573
Total ending loans and leases balance	312,258	219,486
Allowance for loan losses, attributable to loans individually evaluated		619
Allowance for loan losses, collectively evaluated	1,746	1,257
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	121,224	88,818
Loans acquired with deteriorated credit quality	194	51
Total ending loans and leases balance	121,418	88,869
Allowance for loan losses, collectively evaluated	545	542
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	4,664	4,012
Total ending loans and leases balance	4,664	4,012
Allowance for loan losses, collectively evaluated	$ 43	$ 31